SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flow Statement [Abstract]
Accounts receivable	$ 637	$ (147)
Inventory	200	80
Prepayments and other	89	(12)
Accounts payable and other	(102)	557
Changes in non-cash working capital, net	$ 824	$ 478